Summary of Significant Accounting Policies - Schedule of Loans Outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jul. 01, 2025	Jul. 01, 2024
Related Party Transactions [Abstract]
Outstanding principal, beginning of year	$ 1,062
Changes in composition of related parties
Principal disbursed during the year	104	327
Principal repaid and refinanced during the year	(71)	(244)
Outstanding principal, end of year	$ 1,130	$ 1,062	$ 1,062	$ 979